Management of Financial Risk (Schedule of Company's Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 183,074	$ 82,484	$ 72,218
Short term investments (note 5)	29,500	41,100
Marketable securities	556	1,579
Derivative assets	140	973
Accounts receivable and other assets	36,370	24,987
Income tax receivable	130	72
Other non-current receivables	1,223	562
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	183,074	82,484
Short term investments (note 5)	29,500	41,100
Marketable securities	556	1,579
Derivative assets	140	973
Accounts receivable and other assets	36,370	24,987
Income tax receivable	130	72
Other non-current receivables	1,223	562
Total financial assets	$ 250,993	$ 151,757